Consolidated statement of financial position Net pension and other post-retirement obligations (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset), beginning balance	£ (1,933)	£ (2,585)
Exchange adjustments	175	(345)
Current service cost	(193)	(232)
Net interest cost	(65)	(105)
Curtailments and other	(35)
Remeasurement gains of pension assets and post-retirement benefit obligations	1,313	348
Employer contributions	475	1,073
Net defined benefit liability (asset), ending balance	(263)	(1,933)
Fair value of plan assets	23,858
Plan liabilities	(24,121)
Funding surplus/(deficit)	(263)	(1,933)
Plan assets
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset), beginning balance	24,375	26,434
Exchange adjustments	(970)	1,049
Net interest cost	(710)	(952)
Remeasurement gains of pension assets and post-retirement benefit obligations	568
Employer contributions	475	1,073
Net defined benefit liability (asset), ending balance	23,858	24,375
Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset), beginning balance	(26,230)	(28,952)
Exchange adjustments	1,145	(1,394)
Current service cost	193	232
Net interest cost	775	1,057
Remeasurement gains of pension assets and post-retirement benefit obligations	745
Net defined benefit liability (asset), ending balance	(24,054)	(26,230)
Actuarial gains/(losses) – financial assumptions	174	(3,377)
Actuarial gains – demographic assumptions	671	225
UK Pensions
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset), beginning balance	(156)	(15)
Exchange adjustments	0	0
Current service cost	(49)	(76)
Net interest cost	(3)	0
Curtailments and other	(15)
Remeasurement gains of pension assets and post-retirement benefit obligations	1,177	(541)
Employer contributions	150	528
Net defined benefit liability (asset), ending balance	1,104	(156)
Fair value of plan assets	15,330	15,489
Plan liabilities	(14,226)
Funding surplus/(deficit)	1,104	(156)
UK Pensions | Plan assets
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset), beginning balance	15,489	19,401
Exchange adjustments	0	0
Net interest cost	(363)	(615)
Remeasurement gains of pension assets and post-retirement benefit obligations	103
Employer contributions	150	528
Net defined benefit liability (asset), ending balance	15,330	15,489
UK Pensions | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset), beginning balance	(15,645)	(19,416)
Exchange adjustments	0	0
Current service cost	49	76
Net interest cost	366	615
Remeasurement gains of pension assets and post-retirement benefit obligations	1,074
Net defined benefit liability (asset), ending balance	(14,226)	(15,645)
Actuarial gains/(losses) – financial assumptions	604	(3,751)
Actuarial gains – demographic assumptions	565	214
US Pension and Post-employment
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset), beginning balance	(1,777)
Exchange adjustments	175
Current service cost	(144)
Net interest cost	(62)
Curtailments and other	(20)
Employer contributions	325
Net defined benefit liability (asset), ending balance	(1,367)	£ (1,777)
Fair value of plan assets	8,528
Plan liabilities	(9,895)
Funding surplus/(deficit)	(1,367)
US Pension and Post-employment | Plan assets
Disclosure of defined benefit plans [line items]
Remeasurement gains of pension assets and post-retirement benefit obligations	465
US Pension and Post-employment | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Remeasurement gains of pension assets and post-retirement benefit obligations	(329)
Actuarial gains/(losses) – financial assumptions	£ (430)